FAIR VALUES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Assets measured at fair value on a recurring basis
Liabilities measured at fair value	$ 0
Securities available-for-sale	54,214	63,804
Transfer of assets between level 1 and level 2
Transfer of assets from level 1 to level 2	0
Transfer of assets from level 2 to level 1	0
U.S. government-sponsored entities
Assets measured at fair value on a recurring basis
Securities available-for-sale	10,993	8,906
Residential agency mortgage-backed
Assets measured at fair value on a recurring basis
Securities available-for-sale	43,221	54,898
Recurring | Total | U.S. government-sponsored entities
Assets measured at fair value on a recurring basis
Securities available-for-sale	10,993	8,906
Recurring | Total | Residential agency mortgage-backed
Assets measured at fair value on a recurring basis
Securities available-for-sale	43,221	54,898
Recurring | Significant Other Observable Inputs (Level 2) | U.S. government-sponsored entities
Assets measured at fair value on a recurring basis
Securities available-for-sale	10,993	8,906
Recurring | Significant Other Observable Inputs (Level 2) | Residential agency mortgage-backed
Assets measured at fair value on a recurring basis
Securities available-for-sale	$ 43,221	$ 54,898